Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Long-Term Debt Covenants [Abstract]
Bank Loans

	Bank Loans	As of December 31, 2015	As of December 31, 2014	Margin
(i)	Issued in April, 2007 maturing in December, 2019 - $370,000 credit facility (the “2007 credit facility”)	$185,975	$250,850	3.00%
(ii)	Issued in March, 2008 maturing in December, 2019 - 2008 credit facility	$181,641	$233,065	3.00%
(iii)	Issued in June 2011 maturing in March 2018 - $25,000 credit facility (the “2011 credit facility”)	$14,000	$19,000	3.25%
(iv)	Issued in September 2013 maturing in December 2020 - 2013 credit facility	$190,000	$75,000	3.50%
	Total long-term debt	$571,616	$577,915
	Less: Deferred loan issuance costs	3,806	3,242
	Total long-term debt, net	$567,810	$574,673
	Less: Current portion of long-term debt	12,957	5,400
	Add: Current portion of deferred loan issuance costs	1,035	821
	Long-term debt, net	$555,888	$570,094

Required Annual Loan Payments

	2007 Credit Facility (i)	2008 Credit Facility (ii)	2011 Credit Facility (iii)	2013 Credit Facility (iv)	Total
2016	$—	$—	$—	$12,957	$12,957
2017	12,975	9,205	1,000	12,957	36,137
2018	51,900	36,819	13,000	12,957	114,676
2019	121,100	135,617	—	12,957	269,674
2020	—	—	—	138,172	138,172
Total	$185,975	$181,641	$14,000	$190,000	$571,616